Employee Benefit Expense (Details) - Schedule Employee Benefit Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Expense (Details) - Schedule Employee Benefit Expense [Line Items]
Wages and salaries	$ 12,421,453	$ 10,342,192	$ 10,017,927
Labor and health insurance fees	933,313	756,230	800,598
Pension	370,563	445,451	465,429
Share option expenses	203,676	346,122	375,941
Other personnel expenses	207,896	305,094	269,530
Total employee benefit expense	14,136,901	12,195,089	11,929,425
Cost of revenue [Member]
Employee Benefit Expense (Details) - Schedule Employee Benefit Expense [Line Items]
Wages and salaries	4,106,694	202,983	219,051
Labor and health insurance fees	84,518	20,413	23,650
Pension	54,565	11,942	12,942
Share option expenses
Other personnel expenses	3,243
Total employee benefit expense	4,249,020	235,338	255,643
Operating expenses [Member]
Employee Benefit Expense (Details) - Schedule Employee Benefit Expense [Line Items]
Wages and salaries	8,314,759	10,139,209	9,798,876
Labor and health insurance fees	848,795	735,817	776,948
Pension	315,998	433,509	452,487
Share option expenses	203,676	346,122	375,941
Other personnel expenses	204,653	305,094	269,530
Total employee benefit expense	$ 9,887,881	$ 11,959,751	$ 11,673,782